Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2026	$ 6,000
2027 and thereafter
Total lease payments	6,000
Amount of lease payments representing interest
Total present value of operating lease liabilities	$ 6,000